Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Schedule of expenses to related parties and their nature
	Nine Months Ended
	September 30,
Related Party	2025	2024	Nature of transaction	Financial Statement Line Item
A	$2,103,600	$-	150,000 Series C preferred stock for consulting fee	Professional fees - related party
A	$25,300	$6,495	Payment operating expenses on behalf of the Company	Due to related party
A	$25,000	$60,000	Repayment loan	Due to related party
D	$21,600	$64,800	Cash paid for consulting fees	Professional fees - related party
D	$4,000	$16,200	Cash paid for consulting and advisory fees	Cost of revenue - related party
E	$-	$108,808	Cash paid for management fee	Professional fees - related party
E	$91,290	$83,192	Cash paid for royalty and sales commissions	Cost of revenue - related party
F	$420,720	$-	30,000 Series C preferred stock for management compensation	Management compensation
F	$-	$348,000	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
G	$2,511,855	$-	69,007 Series C preferred stock for services	Financing expense
H	$16,065	$-	Edgar filing expense	General and administrative
H	$39,624	$-	Professional service - accounting	Professional fees - related party
	Three Months Ended
	September 30,
Related Party	2025	2024	Nature of transaction	Financial Statement Line Item
D	$5,600	$23,200	Cash paid for consulting fees	Professional fees - related party
D	$-	$5,800	Cash paid for consulting and advisory fees	Cost of revenue - related party
E	$-	$39,544	Cash paid for management fee	Professional fees - related party
E	$-	$20,456	Cash paid for royalty and sales commissions	Cost of revenue - related party
H	$1,458	$-	Edgar filing expense	General and administrative
H	$20,224	$-	Professional service -accounting	Professional fees - related party

	December 31,	December 31,
Related Party	2024	2023
A	$-	$897,197
B	-	411,880
	$-	$1,309,077
	Year Ended
	December 31
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
C	$75,000	$-	Cash paid for management fee	General and administration
D	$77,600	$120,400	Cash paid for consulting fees	Professional fees - related party
D	$19,400	$30,100	Cash paid for consulting and advisory fees	Cost of revenue – related party
E	$163,654	$139,196	Cash paid for management fee	Professional fees - related party
E	$81,917	$47,304	Cash paid for royalty and sales commissions (See Note14)	Cost of revenue – related party
F	$214,950	$-	41,667 shares of common stock issued for advisory fee	Professional fees - related party
G	$429,900	$-	83,333 shares of common stock issued for advisory fee	Professional fees - related party
H	$128,970	$-	25,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$214,950	$-	41,667 shares of common stock issued for advisory fee	Professional fees - related party
J	$348,000	$-	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
K	$85,980	$-	16,666 shares of common stock issued for advisory fee	Professional fees - related party

Schedule of related parties information
Related Party	Nature of Relationship to the Company
A	An Ohio limited liability company - a significant shareholder
B	Owner of A and our former Chief Executive Officer of the Company from April 1, 2025 to October 1, 2025. Current Chairman of the Board of Directors.
C	Chief Executive Officer of the Company until March 31, 2025 and Vice President of Operations from April 1, 2025.
D	A California limited liability company owned by a related party E
E	Significant shareholder and our Chief Technology Officer
F	Director and Chief Executive Officer of GEVI Insurance Holdings Inc.
G	A Delaware limited liability company – Series A Preferred shareholder
H	A company controlled by our Chief Financial Officer

Schedule of convertible debt related party
			Effective	Stated
	Principal	Maturity	Interest	Interest	September 30,	December 31,
Payment date	Amount	date	Rate	Rate	2025	2024
December 1, 2024	$576,693	December 31, 2025	-	10%	$576,693	$576,693
February 2025	$2,000,000	February 28, 2026	128%	10%	2,000,000	-
Total Convertible notes					$2,576,693	$576,693
Less: Unamortized debt discount					(729,143)	-
					1,847,550	576,693
Less: Current portion					(1,847,550)	(576,693)
Long-term portion					$-	$-